SUBSEQUENT EVENTS (Details) - $ / shares	Oct. 11, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Subsequent Events
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.001